SUBSEQUENT EVENTS	6 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
17.
  SUBSEQUENT EVENTS

The Company has evaluated events and transactions occurring subsequent to March 31, 2013, for items that should potentially be recognized or disclosed in these financial statements. The evaluation was conducted through the date these financial statements were issued.

On June 13, 2013, the Company announced that it has adopted a plan of conversion and reorganization (the “Plan”) pursuant to which Prudential Savings Bank will reorganize from the two tier mutual holding company structure to the stock holding company structure and will undertake a “second step” offering of shares of common stock of a new Pennsylvania corporation formed in connection with the conversion.

The MHC, which owns approximately 74.6% of the outstanding common stock of the Company, will merge with and into the Company as part of the reorganization and its shares in the Company will be extinguished. The Company will then merge with and into the new Pennsylvania corporation. The new holding company will offer and sell shares of common stock in an amount representing the percentage ownership interest currently held by the MHC, based on an independent appraisal. The new holding company will offer shares of its common stock for sale to the Bank’s eligible depositors and others in a subscription and community offering in the manner and subject to the priorities set forth in the Plan. In addition, in connection with the conversion of the MHC, shares of the Company’s common stock held by shareholders other than the MHC will be exchanged for shares of common stock of the new Pennsylvania corporation pursuant to an “exchange ratio” designed to preserve their aggregate percentage ownership interest. The exchange ratio will be determined based upon the independent appraisal of the new holding company and the results of the offering.

At the time of the conversion and reorganization, liquidation accounts will be established for the benefit of certain depositors of the MHC (the Bank’s depositors as of certain specified dates) by the new holding company and the Bank in an amount equal to the percentage ownership in the Company owned by the MHC multiplied by the Company’s shareholders’ equity as reflected in the latest statement of financial condition used in the final offering prospectus for the conversion plus the value of the net assets of the Company as reflected in the latest statement of financial condition of the Company prior to the effective date of the conversion and reorganization.

The conversion and reorganization is subject to approval of the Company’s shareholders (including the approval of a majority of the shares held by persons other than the MHC), voting depositors of the Bank and regulatory agencies.

The costs associated with the stock offering will be deferred and will be deducted from the proceeds upon sale of the stock. To date, no stock offering expenses have been expensed. Approximately $ 32,300 of costs have been incurred and deferred. If the stock offering is unsuccessful, these costs will be expensed.